Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables

12. Trade and other payables

Trade and other payables consist of the following:

	December 31, 2021	December 31, 2020
	$	$
Trade payables	2,995,726	2,063,162
Accrued liabilities (i)	4,455,346	1,622,227
Other payables	59,699	14,714
	7,510,771	3,700,103

(i) Accrued liabilities consist of the following:

	December 31, 2021	December 31, 2020
	$	$
External research and development fees	3,062,844	248,898
Operational expenses	412,008	229,758
Professional fees	570,193	435,244
Accrued interest	364,275	349,566
Severance	46,026	166,662
Bonus	-	192,099
	4,455,346	1,622,227